Segments Segments (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information, Profit (Loss) [Abstract]
Revenue, Net	$ 111,078	$ 51,556
Voyage expenses-Segment	332	(76)
Vessel operating expense	63,863	49,795
Charterhire expense	4,445	14,787
Charterhire contract termination charge	0	10,000
Vessel depreciation	35,670	25,977
General and administrative expense	22,530	25,278
Loss / write down on assets held for sale	17,701	(12,433)
Investment Income, Interest	903	632
Foreign Currency Transaction Gain (Loss), before Tax	(277)	(166)
Financial expense	(25,821)	(18,105)	$ (18,105)
Net loss	(58,658)	(104,277)
Cash and cash equivalents	62,395	200,889	101,734	$ 200,300
Other assets	474		3,050
Segment Assets [Abstract]
Assets	1,434,189		1,547,157
Capesize [Member]
Segment Assets [Abstract]
Assets	23		643
KamsarmaxMember
Segment Assets [Abstract]
Assets	548,350		600,578
Capesize pool [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenue, Net	0	0
Voyage expenses-Segment	0	0
Vessel operating expense	(117)	0
Charterhire expense	0	0
Charterhire contract termination charge		0
Vessel depreciation	0	0
General and administrative expense	3	507
Loss / write down on assets held for sale	0	(1,006)
Investment Income, Interest	0	0
Foreign Currency Transaction Gain (Loss), before Tax	0	0
Financial expense	0	0
Net loss	114	(1,513)
Kamsarmax pool [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenue, Net	46,964	20,858
Voyage expenses-Segment	250	(117)
Vessel operating expense	26,617	20,076
Charterhire expense	4,406	9,754
Charterhire contract termination charge		2,500
Vessel depreciation	13,692	10,702
General and administrative expense	1,592	1,268
Loss / write down on assets held for sale	(17,131)	(11,557)
Investment Income, Interest	0	0
Foreign Currency Transaction Gain (Loss), before Tax	0	0
Financial expense	0	0
Net loss	(16,724)	(34,882)
Scorpio Ultramax Pool
Segment Reporting Information, Profit (Loss) [Abstract]
Revenue, Net	64,114	30,698
Voyage expenses-Segment	82	41
Vessel operating expense	37,363	29,719
Charterhire expense	39	5,033
Charterhire contract termination charge		7,500
Vessel depreciation	21,978	15,275
General and administrative expense	2,502	1,929
Loss / write down on assets held for sale	0	130
Investment Income, Interest	0	0
Foreign Currency Transaction Gain (Loss), before Tax	0	0
Financial expense	0	0
Net loss	2,150	(28,669)
Segment Assets [Abstract]
Assets	824,048		847,016
Corporate Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenue, Net	0	0
Voyage expenses-Segment	0	0
Vessel operating expense	0	0
Charterhire expense	0	0
Charterhire contract termination charge		0
Vessel depreciation	0	0
General and administrative expense	18,433	21,574
Loss / write down on assets held for sale	(570)	0
Investment Income, Interest	(903)	(632)
Foreign Currency Transaction Gain (Loss), before Tax	277	166
Financial expense	25,821	18,105
Net loss	(44,198)	$ (39,213)
Cash and cash equivalents	55,774		88,311
Other assets	$ 5,994		$ 10,609